Note 10 - Intangible Assets	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
NOTE 10.	INTANGIBLE ASSETS

		Customer			Other intangible
[US$ thousands]	Goodwill	relationships	Technology	Trademarks	assets	Total
Cost
Cost as of January 1, 2018	421,578	40,700	14,545	70,600	2,020	549,443
Additions (1)	-	-	4,132	-	27	4,159
Disposals	-	-	-	-	-	-
Exchange differences	-	-	-	-	-	-
As of December 31, 2018	421,578	40,700	18,677	70,600	2,047	553,602

Additions (1)	-	-	3,545	-	-	3,545
Disposals	-	-	-	-	-	-
Exchange differences	-	-	-	-	-	-
As of December 31, 2019	421,578	40,700	22,222	70,600	2,047	557,147

Amortization and impairment
As of January 1, 2018	-	3,477	4,028	-	1,741	9,246
Amortization for the year	-	2,980	4,094	-	261	7,335
Disposals	-	-		-	-	-
Exchange differences	-	-		-	-	-
As of December 31, 2018	-	6,457	8,122	-	2,002	16,581

Amortization for the year	-	2,980	5,203	-	2	8,185
Disposals	-	-	-	-	-	-
Exchange differences	-	-	-	-	(4)	(4)
As of December 31, 2019	-	9,437	13,325	-	2,000	24,762

Net book value as of December 31, 2018	421,578	34,243	10,555	70,600	45	537,022
Net book value as of December 31, 2019	421,578	31,263	8,897	70,600	47	532,385

	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets
Useful life	Indefinite	Up to 15 year	Up to 5 year	Indefinite	Up to 5 years
Amortization method		Straight-line	Straight-line		Straight-line

(
1
)
Represents capitalized development expenditure net of grants received from the Norwegian government.

Goodwill and our brand of Opera (the trademark) have indefinite useful lives and are tested for impairment at least annually. Both assets were initially recognized in
November 2016
through the acquisition of Opera Norway AS with subsidiaries, consisting of one
segment – “the Consumer business”. Due to growth and expansion into new businesses in
2019,
including microlending, management organized the Group into
four
operating segments effective from
2019:
Browser and News, Fintech, Retail and Other. The goodwill and the trademark that previously was allocated to the Consumer business CGU was reallocated to the Browser and News CGU.

The Group performed its annual impairment test of Browser & News CGU as of
December 2019
as required by IFRS.

The carrying amount of the Browser & News CGU as of
December 31, 2019
was
US$577,376
thousand (
December 31, 2018:
US$580,705
thousand). In addition to goodwill and trademark it included customer relationships, trade and other receivables, trade and other payables and other assets and liabilities allocated to Browser & News CGU.

For carrying out the annual impairment testing, a discounted cash flow model is used to determine the value in use for the cash generating unit with goodwill and intangible assets with indefinite lives. The projected cash flows are based on the most up-to-date forecast that have been approved by management and do not
include cash flows arising from future enhancements. The approved forecast is for
2020
only as management does
not
approve forecasts for a longer period. Because the length of the projection period for the cash flow forecast where a CGU has goodwill or intangible assets with indefinite lives is into perpetuity, we have identified a “steady state” set of assumptions for the cash flows based an approach where we estimate cash flows for the years
2021
to
2023
and then using the estimated cash flows in
2023
as the basis for the terminal value. This
two
-stage approach is aimed to take cash flows to a level at which they can be regarded as reflecting maintainable earnings and to the period in a mid-point of the cycle – i.e., not
at peak or trough of the cycle. Beyond
2023,
the cash flows are extrapolated using constant nominal growth rates.

The value-in-use calculation demonstrates that the value in use exceed the carrying amount of the CGU, i.e. it was not
impaired.

Key assumptions

Key assumptions used in the calculation of value in use are the nominal cash flows in the forecast period, including revenue growth rate, discount rate, and estimated long-term growth.

Cash flows

Cash inflows in the Browser & News CGU are expected to grow over the projected period reaching its long-term stable level. The cash inflows are forecasted for each product and country where we have sufficient and reliable data on which to base the projections. Our PC browser revenue is expected to grow steadily, reflecting an expectation that we will continue to strengthen our position in western markets. This will bring users with strong monetization potential. Our mobile revenues are expected to increase faster, including in developing markets by continuous product development and the undertaking of cost-effective and efficient marketing and distribution initiatives.

Forecasted cash outflows are partly based on actual costs in
2019
and a bottom-up assessment for the relevant operating unit. Operating expenditures are expected to grow, primarily due to user acquisition initiatives by engaging more publishers and monetization partners, which is expected to increase our revenue, but also our cost of revenue as we pay a share of the revenues generated to these parties. The estimated increase in users will also lead to an uplift in hosting costs that are variable by its nature, like content delivery networks, bandwidth and cloud services.

Discount rate

The discount rate represents the current market assessment of the risk specific to the Browser & News CGU. The discount rate is based on the after-tax Weighted Average Cost of Capital (WACC) derived from the Capital Asset Pricing Model (CAPM) methodology and incremental borrowing rate, assuming cash flows in U.S. Dollars. The WACC calculation is based on a risk-free rate of
1.9%
(
2018:
3.0%
), in
2019
based on the
10
-year US Treasury Rate, and a market risk premium of
5.2%
(
5.68%
in
2018
). The estimated beta for equity was
1.4
(
2018:
1.20
). The equity to total capital ratio was
100%
(
2018:
97%
). This resulted in a post-tax WACC of
13.1%
(
2018:
10.6%
).

Long-term growth

In estimating the long-term growth in the terminal value, we estimated long-term GDP growth in the relevant regions. We assumed no
growth in labor force as well as
no
improvement in labor productivity, which results in
zero
real GDP growth. Moreover, for estimating long-term inflation we used IMF’s inflation estimates for
2024,
broken down across regions as the basis. Based on this we estimated a long-term nominal growth rate
3%
for the Browser & News CGU (
2018:
2.5%
).

Sensitivity

We have simulated a variety of sensitivities to the key assumptions, including revenue growth rate, operating expenditure (as % of revenue), capital expenditure necessary for maintenance, long-term growth and the WACC. Since Opera is in a high-growth period, we consider changes of +/-
3
percentage points for the
three
former metrics and narrower +/-
1
percentage point for the long-term growth and WACC to be reasonable possible changes.
No
reasonable possible change in the key assumptions would result in the CGU being impaired as of
December 31, 2019.
The following thresholds would trigger an impairment loss:

●	Decrease in annual revenue growth in the projected period of 3.8 percentage points.
●	Increase in operating expenditure as percent of revenue by more than 12.3 percentage points.
●	Increase of WACC by more than 3.1 percentage points.

No
economically reasonable changes to capital maintenance expenditure and the long-term growth rate would trigger the CGU to be impaired. For instance, there is no
positive value of long-term growth that would result in impairment.